Financial Risk Management (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Risk Management [Line Items]
Exposed interest rate risk	7.43%	6.09%
Average cash interest rate risk	3.37%	2.62%
Average change to cash interest rate risk	220.74%	232.74%
USD [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	3.60%	4.60%
Euro [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	6.20%	5.30%
GBP [Member]
Financial Risk Management [Line Items]
Exposed foreign exchange risk percentage	6.00%	4.80%